UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21977

                                     Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of May 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco Defensive Equity ETF (DEF)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 9.0%
26,350	Carnival Corp.	$1,641,078
164,326	Ford Motor Co.	1,897,965
28,993	Garmin Ltd.	1,742,189
22,056	Hilton Worldwide Holdings, Inc.	1,780,140
44,598	LKQ Corp.(b)	1,416,879
11,464	McDonald’s Corp.	1,834,355
7,332	Mohawk Industries, Inc.(b)	1,496,021
18,310	Time Warner, Inc.	1,724,070
21,461	Yum! Brands, Inc.	1,745,423

		15,278,120

	Consumer Staples - 11.1%
34,816	Church & Dwight Co., Inc.	1,634,611
13,323	Clorox Co. (The)	1,609,818
7,768	Constellation Brands, Inc., Class A	1,732,885
17,415	Hershey Co. (The)	1,568,047
15,564	Kimberly-Clark Corp.	1,569,629
25,785	Kraft Heinz Co. (The)	1,482,122
15,930	McCormick & Co., Inc.	1,608,930
22,226	Molson Coors Brewing Co., Class B	1,370,233
39,913	Mondelez International, Inc., Class A	1,567,384
16,272	Philip Morris International, Inc.	1,294,275
29,050	Sysco Corp.	1,889,122
23,339	Tyson Foods, Inc., Class A	1,574,682

		18,901,738

	Energy - 1.3%
18,528	Phillips 66	2,158,327

	Financials - 12.8%
18,624	Allstate Corp. (The)	1,740,971
30,569	Bank of New York Mellon Corp. (The)	1,673,653
14,642	Cboe Global Markets, Inc.	1,428,473
12,368	Chubb Ltd.	1,616,374
10,319	CME Group, Inc.	1,680,965
23,748	Intercontinental Exchange, Inc.	1,683,496
10,476	Moody’s Corp.	1,786,891
20,807	Nasdaq, Inc.	1,911,331
87,316	People’s United Financial, Inc.	1,607,488
29,774	Progressive Corp. (The)	1,848,668
12,525	Travelers Cos., Inc. (The)	1,609,713
32,414	U.S. Bancorp	1,620,376
10,949	Willis Towers Watson PLC	1,654,941

		21,863,340

	Health Care - 19.3%
28,379	Abbott Laboratories	1,746,160
26,065	Baxter International, Inc.	1,846,445
8,954	Cigna Corp.	1,516,539
7,065	Cooper Cos., Inc. (The)	1,598,880
17,252	Danaher Corp.	1,712,779
22,556	Eli Lilly & Co.	1,918,162
6,392	Humana, Inc.	1,859,944
17,063	Iqvia Holdings, Inc.(b)	1,688,043
13,480	Johnson & Johnson	1,612,478
21,533	Medtronic PLC	1,858,729
2,846	Mettler-Toledo International, Inc.(b)	1,567,406

22,590	PerkinElmer, Inc.	$1,679,115
48,410	Pfizer, Inc.	1,739,371
17,997	ResMed, Inc.	1,850,272
10,672	Stryker Corp.	1,857,141
7,654	UnitedHealth Group, Inc.	1,848,517
14,061	Varian Medical Systems, Inc.(b)	1,657,370
8,383	Waters Corp.(b)	1,614,733
21,275	Zoetis, Inc.	1,780,717

		32,952,801

	Industrials - 15.3%
7,383	3M Co.	1,456,149
10,921	Cummins, Inc.	1,555,041
21,466	Eaton Corp. PLC	1,643,866
22,311	Fortive Corp.	1,621,787
28,150	Fortune Brands Home & Security, Inc.	1,581,186
7,686	General Dynamics Corp.	1,550,343
11,167	Harris Corp.	1,680,298
11,565	Honeywell International, Inc.	1,710,579
8,471	L3 Technologies, Inc.	1,680,053
5,082	Lockheed Martin Corp.	1,598,492
5,038	Northrop Grumman Corp.	1,648,686
8,151	Raytheon Co.	1,707,635
25,629	Republic Services, Inc.	1,728,163
6,226	Roper Technologies, Inc.	1,717,069
11,105	Stanley Black & Decker, Inc.	1,546,260
20,390	Waste Management, Inc.	1,686,457

		26,112,064

	Information Technology - 14.5%
10,971	Accenture PLC, Class A	1,708,623
19,272	Amphenol Corp., Class A	1,675,315
10,518	ANSYS, Inc.(b)	1,712,330
20,894	Cognizant Technology Solutions Corp., Class A	1,574,363
23,981	Fiserv, Inc.(b)	1,741,021
14,205	Gartner, Inc.(b)	1,885,572
10,988	International Business Machines Corp.	1,552,714
10,233	Intuit, Inc.	2,062,973
9,747	Mastercard, Inc., Class A	1,853,100
15,981	Motorola Solutions, Inc.	1,715,400
26,832	Paychex, Inc.	1,759,643
20,141	Synopsys, Inc.(b)	1,773,818
14,750	VeriSign, Inc.(b)	1,923,990
14,335	Visa, Inc., Class A	1,873,871

		24,812,733

	Materials - 5.9%
10,619	Air Products & Chemicals, Inc.	1,714,013
15,022	Avery Dennison Corp.	1,577,761
42,694	Ball Corp.	1,577,543
13,150	Ecolab, Inc.	1,875,321
14,742	Packaging Corp. of America	1,732,185
4,285	Sherwin-Williams Co. (The)	1,625,086

		10,101,909

	Real Estate - 5.3%
13,828	Alexandria Real Estate Equities, Inc. REIT	1,727,394
16,166	Crown Castle International Corp. REIT	1,683,689
69,338	Duke Realty Corp. REIT	1,949,784
29,557	Regency Centers Corp. REIT	1,716,671
50,956	Weyerhaeuser Co. REIT	1,902,187

		8,979,725

	Utilities - 5.5%
45,894	Alliant Energy Corp.	1,900,930
17,408	DTE Energy Co.	1,783,101
11,414	NextEra Energy, Inc.	1,892,555
37,660	Public Service Enterprise Group, Inc.	1,995,227
29,154	WEC Energy Group, Inc.	1,841,075

		9,412,888

Schedule of Investments(a)

Total Investments in Securities (Cost $162,622,062) - 100.0%	$170,573,645
Other assets less liabilities - 0.0%	51,434

Net Assets - 100.0%	$170,625,079

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)

May 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 10.4%
16	Amazon.com, Inc.(b)	$26,074
219	Carnival Corp.	13,639
24	Chipotle Mexican Grill, Inc.(b)	10,324
186	DISH Network Corp., Class A(b)	5,496
79	Expedia Group, Inc.	9,561
172	Harley-Davidson, Inc.	7,066
164	Leggett & Platt, Inc.	6,773
547	Mattel, Inc.	8,489
145	McDonald’s Corp.	23,202
124	Michael Kors Holdings Ltd.(b)	7,116
70	Ralph Lauren Corp., Class A	9,421
38	Ulta Beauty, Inc.(b)	9,383
469	Under Armour, Inc., Class A(b)	9,802
540	Under Armour, Inc., Class C(b)	10,217

		156,563

	Consumer Staples - 12.8%
174	Campbell Soup Co.	5,853
84	Clorox Co. (The)	10,150
599	Coca-Cola Co. (The)	25,757
275	Colgate-Palmolive Co.	17,350
260	Conagra Brands, Inc.	9,636
404	Coty, Inc., Class A	5,353
338	General Mills, Inc.	14,294
91	Hershey Co. (The)	8,194
162	Kellogg Co.	10,431
159	Kimberly-Clark Corp.	16,035
228	PepsiCo, Inc.	22,857
356	Procter & Gamble Co. (The)	26,048
265	Walmart, Inc.	21,873

		193,831

	Energy - 9.1%
247	Apache Corp.	9,880
304	Cabot Oil & Gas Corp.	6,947
477	Exxon Mobil Corp.	38,752
1,049	Kinder Morgan, Inc.	17,497
246	National Oilwell Varco, Inc.	10,189
286	Occidental Petroleum Corp.	24,081
503	Range Resources Corp.	7,968
320	Schlumberger Ltd.	21,974

		137,288

	Financials - 10.5%
338	American International Group, Inc.	17,843
148	Bank of America Corp.	4,298
51	Berkshire Hathaway, Inc., Class B(b)	9,768
138	Chubb Ltd.	18,035
211	Franklin Resources, Inc.	7,083
231	Hartford Financial Services Group, Inc. (The)	12,088
308	Jefferies Financial Group, Inc.	6,739
91	JPMorgan Chase & Co.	9,738
175	Loews Corp.	8,552
384	People’s United Financial, Inc.	7,070
89	Torchmark Corp.	7,550
387	U.S. Bancorp	19,346

556	Wells Fargo & Co.	$30,019

		158,129

	Health Care - 8.1%
67	Biogen, Inc.(b)	19,695
106	Cigna Corp.	17,953
32	Cooper Cos., Inc. (The)	7,242
252	Eli Lilly & Co.	21,430
112	Henry Schein, Inc.(b)	7,751
198	Hologic, Inc.(b)	7,502
60	Johnson & Johnson	7,177
448	Merck & Co., Inc.	26,670
90	Perrigo Co. PLC	6,584

		122,004

	Industrials - 6.8%
122	Fortune Brands Home & Security, Inc.	6,853
1,625	General Electric Co.	22,880
149	Honeywell International, Inc.	22,038
72	Kansas City Southern	7,715
227	Nielsen Holdings PLC	6,849
215	Quanta Services, Inc.(b)	7,742
120	Stericycle, Inc.(b)	7,620
182	United Parcel Service, Inc., Class B	21,134

		102,831

	Information Technology - 15.7%
6	Alphabet, Inc., Class A(b)	6,600
6	Alphabet, Inc., Class C(b)	6,510
244	Apple, Inc.	45,596
31	Automatic Data Processing, Inc.	4,030
212	CA, Inc.	7,577
197	Cadence Design Systems, Inc.(b)	8,363
73	Facebook, Inc., Class A(b)	14,000
173	Fidelity National Information Services, Inc.	17,684
152	FLIR Systems, Inc.	8,193
61	Gartner, Inc.(b)	8,097
6	Intel Corp.	331
150	International Business Machines Corp.	21,196
289	Juniper Networks, Inc.	7,699
339	Microsoft Corp.	33,507
105	Motorola Solutions, Inc.	11,271
207	Paychex, Inc.	13,575
96	Synopsys, Inc.(b)	8,455
379	Western Union Co. (The)	7,538
244	Xerox Corp.	6,632

		236,854

	Materials - 4.5%
127	Ecolab, Inc.	18,111
291	Mosaic Co. (The)	8,000
346	Newmont Mining Corp.	13,470
117	Praxair, Inc.	18,282
86	Vulcan Materials Co.	10,986

		68,849

	Real Estate - 10.3%
187	Apartment Investment & Management Co., Class A REIT	7,635
90	AvalonBay Communities, Inc. REIT	14,899
100	Boston Properties, Inc. REIT	12,177
133	Digital Realty Trust, Inc. REIT	14,295
41	Equinix, Inc. REIT	16,271
239	Equity Residential REIT	15,294
43	Essex Property Trust, Inc. REIT	10,278
65	Federal Realty Investment Trust REIT	7,728
328	HCP, Inc. REIT	7,862
83	Mid-America Apartment Communities, Inc. REIT	7,765
211	UDR, Inc. REIT	7,695
232	Ventas, Inc. REIT	12,681

Schedule of Investments(a)

112	Vornado Realty Trust REIT	$7,807
241	Welltower, Inc. REIT	13,894

		156,281

	Telecommunication Services - 3.6%
809	AT&T, Inc.	26,147
581	Verizon Communications, Inc.	27,696

		53,843

	Utilities - 8.1%
201	Consolidated Edison, Inc.	15,423
258	Dominion Energy, Inc.	16,561
211	Edison International	13,116
206	Eversource Energy	11,758
334	PG&E Corp.	14,472
450	PPL Corp.	12,294
189	SCANA Corp.	6,861
409	Southern Co. (The)	18,364
205	WEC Energy Group, Inc.	12,946

		121,795

	Total Investments in Securities (Cost $1,516,485) - 99.9%	1,508,268
	Other assets less liabilities - 0.1%	1,885

	Net Assets - 100.0%	$1,510,153

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Self-Indexed Fund Trust

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

By:     /s/ Steven Hill

Name: Steven Hill

Title: Treasurer

Date: 7/30/2018